Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Treasury Stock, Common	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance (in shares) at Dec. 31, 2023		69,656
Balance at Dec. 31, 2023	$ 884,839	$ 195		$ 3,091,649	$ (2,199,926)	$ (7,079)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		784
Issuance of ordinary shares in connection with share-based compensation plans	149	$ 2		147
Share-based compensation	8,649			8,649
Comprehensive income (loss)	(27,487)				(25,983)	(1,504)
Balance (in shares) at Mar. 31, 2024		70,440
Balance at Mar. 31, 2024	866,150	$ 197		3,100,445	(2,225,909)	(8,583)
Balance (in shares) at Dec. 31, 2023		69,656
Balance at Dec. 31, 2023	884,839	$ 195		3,091,649	(2,199,926)	(7,079)
Issuance of ordinary shares under employee share purchase plan	3,264
Balance (in shares) at Sep. 30, 2024		71,385
Balance at Sep. 30, 2024	831,778	$ 200		3,117,626	(2,278,266)	(7,782)
Balance (in shares) at Mar. 31, 2024		70,440
Balance at Mar. 31, 2024	866,150	$ 197		3,100,445	(2,225,909)	(8,583)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		249
Issuance of ordinary shares in connection with share-based compensation plans	4	$ 1		3
Share-based compensation	7,346			7,346
Comprehensive income (loss)	(26,293)				(25,743)	(550)
Issuance of ordinary shares under employee share purchase plan (in shares)		443
Issuance of ordinary shares under employee share purchase plan	3,264	$ 1		3,263
Balance (in shares) at Jun. 30, 2024		71,132
Balance at Jun. 30, 2024	850,471	$ 199		3,111,057	(2,251,652)	(9,133)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		253
Issuance of ordinary shares in connection with share-based compensation plans	1	$ 1
Share-based compensation	6,569			6,569
Comprehensive income (loss)	(25,263)				(26,614)	1,351
Balance (in shares) at Sep. 30, 2024		71,385
Balance at Sep. 30, 2024	$ 831,778	$ 200		3,117,626	(2,278,266)	(7,782)
Balance (in shares) at Dec. 31, 2024	71,982	71,982
Balance at Dec. 31, 2024	$ 792,991	$ 202	$ (1,995)	3,123,024	(2,320,209)	(8,031)
Treasury Stock (in shares) at Dec. 31, 2024			(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		675
Issuance of ordinary shares in connection with share-based compensation plans	0	$ 1		(1)
Share-based compensation	6,213			6,213
Comprehensive income (loss)	(14,363)				(13,054)	(1,309)
Balance (in shares) at Mar. 31, 2025		72,657
Balance at Mar. 31, 2025	$ 784,841	$ 203	$ (1,995)	3,129,236	(2,333,263)	(9,340)
Treasury Stock (in shares) at Mar. 31, 2025			(266)
Balance (in shares) at Dec. 31, 2024	71,982	71,982
Balance at Dec. 31, 2024	$ 792,991	$ 202	$ (1,995)	3,123,024	(2,320,209)	(8,031)
Treasury Stock (in shares) at Dec. 31, 2024			(266)
Issuance of ordinary shares under employee share purchase plan	$ 2,598
Balance (in shares) at Sep. 30, 2025	85,702	85,702
Balance at Sep. 30, 2025	$ 852,525	$ 240	$ (1,995)	3,266,492	(2,405,642)	(6,570)
Treasury Stock (in shares) at Sep. 30, 2025			(266)
Balance (in shares) at Mar. 31, 2025		72,657
Balance at Mar. 31, 2025	784,841	$ 203	$ (1,995)	3,129,236	(2,333,263)	(9,340)
Treasury Stock (in shares) at Mar. 31, 2025			(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		324
Issuance of ordinary shares in connection with share-based compensation plans	1	$ 1		0
Share-based compensation	6,138			6,138
Comprehensive income (loss)	(13,623)				(16,745)	3,122
Issuance of ordinary shares under employee share purchase plan (in shares)		318
Issuance of ordinary shares under employee share purchase plan	2,598	$ 1		2,597
PIPE newly-issued ordinary shares, net (in shares)		11,650
PIPE newly-issued ordinary shares, net	119,291	$ 32		119,259
Issuance of ordinary shares as part of Nexa3D Inc. acquisition (in shares)		300
Issuance of ordinary shares as part of Nexa3D Inc. acquisition	3,135	$ 1		3,134
Balance (in shares) at Jun. 30, 2025		85,249
Balance at Jun. 30, 2025	902,381	$ 238	$ (1,995)	3,260,364	(2,350,008)	(6,218)
Treasury Stock (in shares) at Jun. 30, 2025			(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		409
Issuance of ordinary shares in connection with share-based compensation plans	0	$ 2		(2)
Share-based compensation	5,635			5,635
Comprehensive income (loss)	(55,986)				(55,634)	(352)
PIPE newly-issued ordinary shares, net (in shares)		44
PIPE newly-issued ordinary shares, net	$ 495	$ 0		495
Balance (in shares) at Sep. 30, 2025	85,702	85,702
Balance at Sep. 30, 2025	$ 852,525	$ 240	$ (1,995)	$ 3,266,492	$ (2,405,642)	$ (6,570)
Treasury Stock (in shares) at Sep. 30, 2025			(266)